STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,200)	$ (8,679,466)
Changes in state franchise tax accrual	450	199,550
Changes in prepaid assets	0	(1,090,278)
Changes in accrued expenses, formation and offering costs	750	3,174,317
Issuance costs related to warrant liabilities	0	378,413
Changes in fair value warrants derivative liabilities	0	3,421,208
Net cash used in operating activities	0	(2,596,256)
Cash flows from investing activities:
Cash deposited in Trust Account	0	(345,000,000)
Interest reinvested in the Trust Account	0	(30,739)
Net cash used in investing activities	0	(345,030,739)
Cash flows from financing activities:
Proceeds from sale of Units in Public Offering	0	345,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	0	8,900,000
Proceeds from sale of Class F Common Stock to Sponsor	0	25,000
Proceeds from notes and advances payable – related party	0	1,975,000
Repayment of notes and advances payable – related party	0	(625,000)
Payment of underwriter's discounts and commissions	0	(6,900,000)
Payment of accrued offering costs	0	(430,785)
Net cash provided by financing activities	0	347,944,215
Increase in cash	0	317,220
Cash at beginning of period	0	0
Cash at end of period	0	317,220
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	0	12,075,000
Supplemental disclosure of income and franchise taxes paid:
Cash paid for income and state franchise taxes	$ 0	$ 450